Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Feb. 02, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill	Changes in the carrying amount of goodwill for the year ended February 2, 2014 and February 3, 2013 are as follows:

GROSS AMOUNT
Goodwill Balance at January 29, 2012	$272,286

Goodwill and Intangible Assets

The following table presents our goodwill and intangible assets at February 2, 2014 and February 3, 2013:

		FEBRUARY 2, 2014		FEBRUARY 3, 2013
	USEFUL LIVES	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION
Not subject to amortization:
Goodwill		$272,428	$—	$272,278	$—
Tradenames		79,000	—	79,000	—

Total not subject to amortization		351,428	—	351,278	—

Subject to amortization:
Trademarks	7 years	8,500	(4,471)	8,500	(3,255)
Customer relationships	9 years	1,700	(694)	1,700	(506)
Non-compete agreements	2 years	500	(500)	500	(500)

Total subject to amortization		10,700	(5,665)	10,700	(4,261)

Total goodwill and intangibles		$362,128	$(5,665)	$361,978	$(4,261)

Estimates of Amortization Expense Relating to Intangible Assets Subject to Amortization

respectively. Estimated amortization expense relating to intangible assets subject to amortization for each of the five succeeding years and beyond is as follows:

AMORTIZATION EXPENSE

2014	$1,399
2015	1,399
2016	1,399
2017	588
2018	188
Thereafter	62

Total future amortization expense	$5,035